WCM Sustainable International Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	ARGENTINA — 1.7%
65	MercadoLibre, Inc.*	$73,584
	CANADA — 3.9%
2,530	First Quantum Minerals Ltd.	62,314
820	Intact Financial Corp.	111,099
		173,413
	CHINA — 7.2%
6,200	Alibaba Group Holding Ltd.*	97,175
166	JD.com, Inc. - Class A*	6,283
3,481	Tencent Holdings Ltd.	218,126
		321,584
	DENMARK — 3.3%
1,450	Novo Nordisk A/S - Class B	144,229
	FRANCE — 2.0%
710	Airbus S.E.*	90,664
	GERMANY — 4.0%
650	adidas A.G.	178,374
	HONG KONG — 4.3%
18,480	AIA Group Ltd.	192,926
	INDIA — 3.4%
2,200	HDFC Bank Ltd. - ADR	150,986
	INDONESIA — 2.0%
300,000	Telkom Indonesia Persero Tbk P.T.	87,863
	IRELAND — 6.7%
250	Accenture PLC - Class A	88,395
750	Aon PLC - Class A	207,330
		295,725
	JAPAN — 1.5%
549	Cosmos Pharmaceutical Corp.	68,562
	MEXICO — 4.1%
7,150	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	98,304

WCM Sustainable International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
26,000	Megacable Holdings S.A.B. de C.V.	$83,742
		182,046
	NETHERLANDS — 2.3%
17	Adyen N.V.*	34,594
100	ASML Holding N.V.	67,720
		102,314
	PERU — 2.3%
720	Credicorp Ltd.	103,118
	SINGAPORE — 4.4%
8,813	United Overseas Bank Ltd.	196,951
	SWEDEN — 5.9%
2,150	Lundin Energy A.B.	87,435
6,620	Sandvik A.B.	174,334
		261,769
	SWITZERLAND — 2.2%
1,250	Alcon, Inc.	95,975
	TAIWAN — 7.6%
11,000	Feng TAY Enterprise Co., Ltd.	90,213
2,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	245,260
		335,473
	UNITED KINGDOM — 15.9%
3,730	AstraZeneca PLC - ADR	217,123
15,400	Barratt Developments PLC	128,073
5,750	Compass Group PLC	130,675
3,820	Mondi PLC	95,567
2,650	Unilever PLC - ADR	136,184
		707,622
	UNITED STATES — 9.0%
169	American Tower Corp. - REIT	42,503
45	Equinix, Inc. - REIT	32,621
800	International Flavors & Fragrances, Inc.	105,536
520	Mastercard, Inc. - Class A	200,918
30	Thermo Fisher Scientific, Inc.	17,439
		399,017

WCM Sustainable International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 2.0%
24,084	Vietnam Dairy Products JSC	$88,739
	TOTAL COMMON STOCKS
	(Cost $4,039,630)	4,250,934

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$178,105	UMB Bank Demand Deposit, 0.01%[1]	178,105
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $178,105)	178,105
	TOTAL INVESTMENTS — 99.7%
	(Cost $4,217,735)	4,429,039
	Other Assets in Excess of Liabilities — 0.3%	15,441
	TOTAL NET ASSETS — 100.0%	$4,444,480

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.